UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03752

AMG Funds III

(Exact name of registrant as specified in charter)

One Stamford Plaza, 263 Tresser Boulevard, Suite 949, Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

AMG Funds LLC

One Stamford Plaza, 263 Tresser Boulevard, Suite 949, Stamford, Connecticut 06901

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end:    May 31

Date of reporting period:    June 1, 2020 – November 30, 2020

(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds
November 30, 2020

AMG GW&K Mid Cap Fund (formerly AMG Managers Cadence Mid Cap Fund)
Class N: MCMAX	Class I: MCMYX	Class Z: MCMFX
AMG GW&K International Small Cap Fund (formerly AMG Managers Cadence Emerging Companies Fund)
Class N: MECAX	Class I: MECIX	Class Z: MECZX

amgfunds.com	113020 SAR065

AMG Funds Semi-Annual Report – November 30, 2020 (unaudited)

TABLE OF CONTENTS	PAGE

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG GW&K Mid Cap Fund	5

AMG GW&K International Small Cap Fund	8

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	12

Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	14

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	15

Detail of changes in assets for the past two fiscal periods

Financial Highlights	16

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	22

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	28

APPROVAL OF SUBADVISORY AGREEMENT	31

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended November 30, 2020	Expense Ratio for the Period	Beginning Account Value 06/01/20	Ending Account Value 11/30/20	Expenses Paid During the Period*
AMG GW&K Mid Cap Fund
Based on Actual Fund Return
Class N	1.07%	$1,000	$1,253	$6.04
Class I	0.87%	$1,000	$1,254	$4.92
Class Z	0.72%	$1,000	$1,255	$4.07
Based on Hypothetical 5% Annual Return
Class N	1.07%	$1,000	$1,020	$5.42
Class I	0.87%	$1,000	$1,021	$4.41
Class Z	0.72%	$1,000	$1,021	$3.65

AMG GW&K International Small Cap Fund
Based on Actual Fund Return
Class N	1.14%	$1,000	$1,140	$6.12
Class I	0.99%	$1,000	$1,141	$5.31
Class Z	0.89%	$1,000	$1,142	$4.78
Based on Hypothetical 5% Annual Return
Class N	1.14%	$1,000	$1,019	$5.77
Class I	0.99%	$1,000	$1,020	$5.01
Class Z	0.89%	$1,000	$1,021	$4.51

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

Fund Performance (unaudited) Periods ended November 30, 2020

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended November 30, 2020.
Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG GW&K Mid Cap Fund[2,3,4,5,6,7,8]
Class N	25.25%	15.59%	11.18%	10.88%	—	—

Class I	25.36%	15.81%	11.40%	11.07%	—	—

Class Z	25.46%	16.02%	11.60%	11.31%	—	—

Russell Midcap® Growth Index[14]	27.13%	30.90%	17.01%	15.20%	—	—
AMG GW&K International Small Cap Fund[2,3,5,6,7,9,10,11,12,13]
Class N	14.04%	(5.00%)	7.12%	11.42%	9.66%	04/01/96

Class I	14.10%	(4.86%)	7.28%	11.65%	11.02%	06/25/93

Class Z	14.17%	(4.75%)	—	—	3.99%	05/31/17

MSCI World ex USA Small Cap Index[15]	23.39%	10.51%	8.23%	7.43%	6.23%	05/31/17	†

Russell Microcap® Growth Index[16]	35.19%	38.23%	9.96%	11.72%	13.55%	05/31/17	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

*  Not annualized.

†   Date reflects the inception date of the Fund’s Class Z shares, not the index.

[1]  Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of November 30, 2020. All returns are in U.S. dollars ($).

[2]  From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[3]  Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of economic or political factors, market conditions, disasters or public health issues, or in response to events that affect particular industries or companies.

[4]  The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies

[5]  The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.

[6]  The Fund is subject to special risk considerations similar to those associated with the direct ownership of real estate. Real estate valuations may be subject to factors such as changing general and local economic, financial, competitive, and environmental conditions.

[6]

The Fund is subject to special risk considerations similar to those associated with the direct ownership of real estate. Real estate valuations may be subject to factors such as changing general and local economic, financial, competitive, and environmental conditions.

[7]

The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.

[8]	The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

[9]	The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S.Dollar investment when converted back to U.S. Dollars.

[10]	The Fund may invest in derivatives such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

[11]

The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.

[12]

Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[13]

Companies that are in similar businesses may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[14]

The Russell Midcap® Growth Index measures the performance of those Russell Midcap® companies with higher price/book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. Unlike the Fund, the Russell Midcap® Growth Index is unmanaged, is not available for investment and does not incur expenses.

[15]

The MSCI World ex USA Small Cap Index replaced the Russell Microcap® Growth Index as the Fund’s benchmark on October 8, 2020, because the Investment Manager and Subadviser believe the new benchmark is more representative of the Fund’s current investment strategies. The MSCI World ex USA Small Cap Index is a free float-adjusted market capitalization weighted index that is designed to measure the small capitalization equity market performance of developed markets, excluding the U.S. Please go to msci.com for most current list of countries represented by the index. Unlike the Fund, the MSCI World ex USA Small Cap Index is unmanaged, is not available for investment and does not incur expenses.

Fund Performance Periods ended November 30, 2020 (continued)

[16] The Russell Microcap® Growth Index, the Fund’s prior benchmark, measures the performance of the microcap growth segment of the U.S. Equity market. It includes those Russell Microcap® Index companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell Microcap® Growth Index is unmanaged, is not available for investment and does not incur expenses.

All MSCI data is provided “as is”. The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.	The Russell Indices are trademarks of the London Stock Exchange Group companies. Not FDIC insured, nor bank guaranteed. May lose value.

AMG GW&K Mid Cap Fund Fund Snapshots (unaudited) November 30, 2020

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Information Technology	19.7

Industrials	16.2

Health Care	15.0

Consumer Discretionary	14.2

Financials	12.9

Real Estate	7.5

Materials	5.8

Consumer Staples	3.5

Utilities	2.6

Energy	1.4

Other Assets Less Liabilities	1.2

TOP TEN HOLDINGS

Security Name	% of Net Assets

HubSpot, Inc.	2.6

Zebra Technologies Corp., Class A	2.4

Lithia Motors, Inc., Class A	2.1

Cerence, Inc.	2.0

Exponent, Inc.	1.9

Ritchie Bros. Auctioneers, Inc. (Canada)	1.9

Catalent, Inc.	1.8

Ingersoll Rand, Inc.	1.8

RPM International, Inc.	1.8

Gibraltar Industries, Inc.	1.8

Top Ten as a Group	20.1

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K Mid Cap Fund Schedule of Portfolio Investments (unaudited) November 30, 2020

	Shares	Value

Common Stocks - 98.8%

Consumer Discretionary - 14.2%

Bright Horizons Family Solutions, Inc.*	5,797	$986,128

Burlington Stores, Inc.*	5,299	1,158,044

Carter’s, Inc.	8,574	763,000

Cavco Industries, Inc.*	5,760	1,036,858

Dorman Products, Inc.*	12,487	1,153,424

Five Below, Inc.*	9,176	1,435,126

Grand Canyon Education, Inc.*	6,828	569,933

Lithia Motors, Inc., Class A1	6,600	1,909,380

Polaris, Inc.	10,151	974,496

Pool Corp.	2,588	895,733

Texas Roadhouse, Inc.	16,808	1,274,046

Vail Resorts, Inc.[1]	2,726	751,940

Total Consumer Discretionary		12,908,108

Consumer Staples - 3.5%

BJ’s Wholesale Club Holdings, Inc.*	36,582	1,499,496

Lancaster Colony Corp.	6,457	1,093,364

Performance Food Group Co.*	14,177	614,998

Total Consumer Staples		3,207,858

Energy - 1.4%

Dril-Quip, Inc.*	8,668	246,344

Parsley Energy, Inc., Class A	81,986	1,027,285

Total Energy		1,273,629

Financials - 12.9%

Artisan Partners Asset Management, Inc., Class A	11,503	517,635

Atlantic Union Bankshares Corp.	19,874	594,431

Glacier Bancorp, Inc.	16,921	689,869

Kemper Corp.	12,199	914,315

Kinsale Capital Group, Inc.	4,765	1,144,362

MarketAxess Holdings, Inc.	2,015	1,086,448

Pinnacle Financial Partners, Inc.	21,032	1,139,093

Piper Sandler Cos	9,632	887,782

Signature Bank	9,737	1,092,394

TCF Financial Corp.	29,946	1,006,186

Voya Financial, Inc.	22,832	1,315,808

Western Alliance Bancorp.	26,569	1,362,193

Total Financials		11,750,516

Health Care - 15.0%

Acadia Healthcare Co., Inc.*	29,268	1,242,427

Bio-Rad Laboratories, Inc., Class A*	2,863	1,541,726

Catalent, Inc.*	17,329	1,666,010

Chemed Corp.	1,732	828,329

	Shares	Value

Globus Medical, Inc., Class A*	15,425	$926,734

Insulet Corp.*	4,534	1,168,457

Integer Holdings Corp.*	9,781	705,112

Jazz Pharmaceuticals PLC (Ireland)*	7,033	989,613

Molina Healthcare, Inc.*	5,170	1,055,352

Neurocrine Biosciences, Inc.*	11,639	1,105,007

STERIS PLC	6,782	1,314,419

Syneos Health, Inc.*	16,831	1,108,153

Total Health Care		13,651,339

Industrials - 16.2%

Exponent, Inc.	20,863	1,731,838

Federal Signal Corp.	30,945	960,223

Gibraltar Industries, Inc.*	24,771	1,621,510

Graco, Inc.	16,273	1,102,333

Hexcel Corp.[1]	18,817	931,818

Ingersoll Rand, Inc.*	37,558	1,662,693

Nordson Corp.	7,513	1,531,224

RBC Bearings, Inc.*	8,636	1,458,102

Ritchie Bros. Auctioneers, Inc. (Canada)	23,647	1,698,091

Schneider National, Inc., Class B	27,842	581,898

The Toro Co.	16,515	1,498,076

Total Industrials		14,777,806

Information Technology - 19.7%

Booz Allen Hamilton Holding Corp.	17,344	1,505,286

Cerence, Inc.*,1	20,074	1,821,715

Cognex Corp.	15,909	1,195,402

Entegris, Inc.	16,712	1,547,865

Envestnet, Inc.*	9,639	773,626

EPAM Systems, Inc.*	4,073	1,312,850

Gartner, Inc.*	8,112	1,233,024

HubSpot, Inc.*	5,945	2,344,292

Power Integrations, Inc.	10,253	731,962

Rapid7, Inc.*,1	18,418	1,380,245

Silicon Laboratories, Inc.*	10,455	1,225,431

Tyler Technologies, Inc.*	1,592	680,739

Zebra Technologies Corp., Class A*	5,802	2,195,593

Total Information Technology		17,948,030

Materials - 5.8%

AptarGroup, Inc.	9,232	1,166,186

Eagle Materials, Inc.	10,860	988,151

Quaker Chemical Corp.[1]	6,026	1,488,422

RPM International, Inc.	18,660	1,642,267

Total Materials		5,285,026

The accompanying notes are an integral part of these financial statements.

AMG GW&K Mid Cap Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Real Estate - 7.5%

American Campus Communities, Inc., REIT	20,088	$799,502

CoreSite Realty Corp., REIT	6,893	864,313

Easterly Government Properties, Inc., REIT	53,279	1,154,023

Hudson Pacific Properties, Inc., REIT	35,065	911,690

Physicians Realty Trust, REIT	55,448	962,023

Summit Hotel Properties, Inc., REIT	80,134	696,365

Sun Communities, Inc., REIT	10,183	1,415,437

Total Real Estate		6,803,353

Utilities - 2.6%

IDACORP, Inc.	12,022	1,088,953

	Shares	Value

OGE Energy Corp.	12,204	$395,287

Portland General Electric Co.	20,234	837,283

Total Utilities		2,321,523

Total Common Stocks

(Cost $82,436,856)		89,927,188

Total Investments - 98.8%

(Cost $82,436,856)		89,927,188

Other Assets, less Liabilities - 1.2%		1,123,319

Net Assets - 100.0%		$91,050,507

* Non-income producing security.	REITReal Estate Investment Trust

[1] Some of these securities, amounting to $6,144,526 or 6.7% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of November30, 2020:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stocks†	$89,927,188	–	–	$89,927,188

Total Investments in Securities	$89,927,188	–	–	$89,927,188

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended November 30, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG GW&K International Small Cap Fund Fund Snapshots (unaudited) November 30, 2020

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Industrials	34.8

Consumer Staples	12.3

Materials	12.3

Health Care	11.2

Information Technology	11.0

Communication Services	8.4

Real Estate	4.5

Financials	2.2

Consumer Discretionary	1.7

Energy	1.3

Short-Term Investments	0.2

Other Assets Less Liabilities	0.1

TOP TEN HOLDINGS

Security Name	% of Net Assets

GMO Pepabo, Inc. (Japan)	2.8

Riverstone Holdings, Ltd. (Singapore)	2.7

SITC International Holdings Co., Ltd. (Hong Kong)	2.4

UT Group Co., Ltd. (Japan)	2.3

Omni Bridgeway, Ltd. (Australia)	2.2

Kitron A.S.A. (Norway)	2.2

Codemasters Group Holdings PLC (United Kingdom)	1.9

Fluidra, S.A. (Spain)	1.9

Kusuri no Aoki Holdings Co., Ltd. (Japan)	1.8

Embracer Group AB (Sweden)	1.8

Top Ten as a Group	22.0

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K International Small Cap Fund Schedule of Portfolio Investments (unaudited) November 30, 2020

	Shares	Value

Common Stocks - 99.7%

Communication Services - 8.4%

Codemasters Group Holdings

PLC (United Kingdom)*	187,550	$1,261,096

Embracer Group AB (Sweden)*	61,472	1,245,455

Enad Global 7 AB (Sweden)*,1	116,063	1,123,724

Nihon Falcom Corp. (Japan)	66,700	862,865

Paradox Interactive AB (Sweden)	39,149	1,200,949

Total Communication Services		5,694,089

Consumer Discretionary - 1.7%

MIPS AB (Sweden)	22,719	1,142,651

Consumer Staples - 12.3%

Becle SAB de CV (Mexico)	442,800	1,035,670

Grupo Herdez SAB de CV (Mexico)	308,100	604,302

Hilton Food Group PLC (United Kingdom)	54,543	786,311

Kusuri no Aoki Holdings Co., Ltd. (Japan)	15,000	1,247,594

La Doria S.P.A. (Italy)	64,004	981,825

MARR S.P.A. (Italy)*	57,840	1,088,080

Nissin Foods Co. Ltd. (Hong Kong)	843,000	712,524

Sarantis, S.A. (Greece)	89,002	992,652

Schouw & Co. A/S (Denmark)	8,496	825,269

Total Consumer Staples		8,274,227

Energy - 1.3%

Beach Energy, Ltd. (Australia)	686,000	875,893

Financials - 2.2%

Omni Bridgeway, Ltd. (Australia)	480,276	1,493,911

Health Care - 11.2%

Arjo AB, Class B (Sweden)	168,268	1,162,411

GVS S.P.A. (Italy)*,2	63,782	1,008,852

Haw Par Corp., Ltd. (Singapore)	104,950	788,410

ICON PLC (Ireland)*	4,306	839,153

Japan Medical Dynamic Marketing, Inc. (Japan)	44,000	984,031

Mizuho Medy Co., Ltd. (Japan)	8,200	104,295

Riverstone Holdings, Ltd. (Singapore)	1,830,400	1,797,599

Siegfried Holding AG (Switzerland)	1,220	856,642

Total Health Care		7,541,393

Industrials - 34.8%

Alconix Corp. (Japan)	60,600	799,040

Alliance Global Group, Inc. (Philippines)*	4,814,700	981,439

Austal, Ltd. (Australia)	294,394	631,019

Avon Rubber PLC (United Kingdom)	14,695	859,966

CAE, Inc. (Canada)	46,897	1,134,599

Delta Plus Group (France)	12,513	964,283

	Shares	Value

Elbit Systems, Ltd. (Israel)	6,706	$858,926

Fluidra, S.A. (Spain)	57,014	1,254,008

Fukushima Galilei Co., Ltd. (Japan)	23,000	967,581

Hardwoods Distribution, Inc. (Canada)	63,620	1,196,763

Hosokawa Micron Corp. (Japan)	13,100	792,702

Marel HF (Iceland)	176,522	894,898

Nippon Concept Corp. (Japan)	64,600	1,076,436

Nippon Parking Development Co., Ltd. (Japan)	539,600	657,250

Rheinmetall AG (Germany)	9,400	834,618

Richelieu Hardware, Ltd. (Canada)	35,910	1,045,751

Saab AB, Class B (Sweden)*	32,845	861,894

Senshu Electric Co., Ltd. (Japan)	27,600	760,341

SITC International Holdings Co., Ltd. (Hong Kong)	831,500	1,594,801

Sumitomo Densetsu Co., Ltd. (Japan)	42,800	1,062,067

Synergie, S.A. (France)*	19,060	650,242

Ten Pao Group Holdings, Ltd. (China)	3,632,000	686,002

Toyo Construction Co., Ltd. (Japan)	161,400	614,379

UT Group Co., Ltd. (Japan)*	49,300	1,550,504

Yamazen Corp. (Japan)	74,600	709,279

Total Industrials		23,438,788

Information Technology - 11.0%

Ai Holdings Corp. (Japan)	42,400	788,287

Argo Graphics, Inc. (Japan)	28,500	867,546

Digital Hearts Holdings Co., Ltd. (Japan)	92,100	1,043,283

Equiniti Group PLC (United Kingdom)*,2	256,029	372,595

GMO Pepabo, Inc. (Japan)[1]	30,600	1,861,031

Kitron A.S.A. (Norway)	761,228	1,490,896

Micro-Star International Co., Ltd. (Taiwan)	218,000	954,782

Total Information Technology		7,378,420

Materials - 12.3%

Asahi Holdings, Inc. (Japan)	31,300	930,065

Corticeira Amorim SGPS, S.A. (Portugal)	67,114	816,581

Eagle Cement Corp. (Philippines)*	2,864,450	918,946

Hill & Smith Holdings PLC (United Kingdom)	46,416	812,258

Huhtamaki Oyj (Finland)	19,951	999,248

Marshalls PLC (United Kingdom)*	92,938	867,645

Mayr Melnhof Karton AG (Austria)	4,599	809,721

Oeneo, S.A. (France)*,1	51,382	630,817

Treatt PLC (United Kingdom)	105,877	943,875

Vidrala, S.A. (Spain)	5,021	543,829

Total Materials		8,272,985

Real Estate - 4.5%

Altus Group, Ltd. (Canada)	25,187	954,573

The accompanying notes are an integral part of these financial statements.

AMG GW&K International Small Cap Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Real Estate - 4.5% (continued)

Patrizia AG (Germany)	38,362	$1,094,729

VIB Vermoegen AG (Germany)	29,779	990,866

Total Real Estate		3,040,168

Total Common Stocks

(Cost $66,475,246)		67,152,525

	Principal Amount

Short-Term Investments - 0.2%

Joint Repurchase Agreements - 0.2%[3]

Morgan, Stanley & Co. LLC, dated 11/30/20, due 12/01/20, 0.100% total to be received $137,665 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 05/27/21 - 12/01/50, totaling $140,418)	$137,665	137,665

Total Short-Term Investments

(Cost $137,665)		137,665

Value

Total Investments - 99.9%

(Cost $66,612,911)	$67,290,190

Other Assets, less Liabilities - 0.1%	57,799

Net Assets - 100.0%	$67,347,989

*	Non-income producing security.

[1]

Some of these securities, amounting to $1,559,323 or 2.3% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2020, the value of these securities amounted to $1,381,447 or 2.1% of net assets.

[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

The accompanying notes are an integral part of these financial statements.

AMG GW&K International Small Cap Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of November 30, 2020:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities

Common Stocks

Industrials	$4,922,253	$18,516,535	—	$23,438,788

Consumer Staples	3,614,449	4,659,778	—	8,274,227

Materials	2,170,131	6,102,854	—	8,272,985

Health Care	3,010,416	4,530,977	—	7,541,393

Information Technology	—	7,378,420	—	7,378,420

Communication Services	—	5,694,089	—	5,694,089

Real Estate	954,573	2,085,595	—	3,040,168

Financials	—	1,493,911	—	1,493,911

Consumer Discretionary	—	1,142,651	—	1,142,651

Energy	—	875,893	—	875,893

Short-Term Investments

Joint Repurchase Agreements	—	137,665	—	137,665

Total Investments in Securities	$14,671,822	$52,618,368	—	$67,290,190

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended November 30, 2020, there were no transfers in or out of Level 3.

The country allocation in the Schedule of Portfolio Investments at November 30, 2020, was as follows:

Country	% of Long-Term Investments

Australia	4.5

Austria	1.2

Canada	6.5

China	1.0

Denmark	1.2

Finland	1.5

France	3.3

Germany	4.4

Greece	1.5

Hong Kong	3.4

Iceland	1.3

Ireland	1.3

Israel	1.3

Italy	4.6

Country	% of Long-Term Investments

Japan	26.3

Mexico	2.4

Norway	2.2

Philippines	2.8

Portugal	1.2

Singapore	3.9

Spain	2.7

Sweden	10.0

Switzerland	1.3

Taiwan	1.4

United Kingdom	8.8

100.0

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited) November 30, 2020

	AMG GW&K Mid Cap Fund	AMG GW&K International Small Cap Fund

Assets:

Investments at value[1] (including securities on loan valued at $6,144,526, and $1,559,323, respectively)	$89,927,188	$67,290,190

Cash	394,979	538,530

Foreign currency[2]	—	140,977

Receivable for investments sold	751,654	1,007,441

Dividend and interest receivables	57,874	45,874

Securities lending income receivable	583	7,792

Receivable for Fund shares sold	5,418	140,442

Receivable from affiliate	3,525	12,003

Prepaid expenses and other assets	17,707	32,448

Total assets	91,158,928	69,215,697

Liabilities:

Payable upon return of securities loaned	—	137,665

Payable for investments purchased	—	77,974

Payable for Fund shares repurchased	2,077	1,550,743

Accrued expenses:

Investment advisory and management fees	33,028	40,513

Administrative fees	11,009	8,807

Distribution fees	12,364	—

Shareholder service fees	6,475	5,001

Other	43,468	47,005

Total liabilities	108,421	1,867,708

Net Assets	$91,050,507	$67,347,989

[1] Investments at cost	$82,436,856	$66,612,911

[2] Foreign currency at cost	—	$141,483

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG GW&K Mid Cap Fund	AMG GW&K International Small Cap Fund

Net Assets Represent:

Paid-in capital	$83,855,353	$80,976,449

Total distributable earnings (loss)	7,195,154	(13,628,460)

Net Assets	$91,050,507	$67,347,989

Class N:

Net Assets	$61,209,404	$9,907,970

Shares outstanding	2,725,206	209,612

Net asset value, offering and redemption price per share	$22.46	$47.27

Class I:

Net Assets	$12,754,710	$31,602,202

Shares outstanding	537,052	610,012

Net asset value, offering and redemption price per share	$23.75	$51.81

Class Z:

Net Assets	$17,086,393	$25,837,817

Shares outstanding	666,666	496,930

Net asset value, offering and redemption price per share	$25.63	$51.99

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited) For the six months ended November 30, 2020

	AMG GW&K Mid Cap Fund	AMG GW&K International Small Cap Fund
Investment Income:

Dividend income	$587,062	$329,251[1]

Securities lending income	2,586	35,187

Foreign withholding tax	(787)	(14,951)

Total investment income	588,861	349,487

Expenses:

Investment advisory and management fees	192,531	334,816

Administrative fees	64,177	72,786

Distribution fees - Class N	71,807	—

Shareholder servicing fees - Class N	28,723	13,659

Shareholder servicing fees - Class I	8,942	24,095

Registration fees	21,636	27,954

Professional fees	17,895	18,218

Reports to shareholders	11,176	18,184

Custodian fees	10,636	13,719

Transfer agent fees	9,004	3,071

Trustee fees and expenses	3,917	4,886

Miscellaneous	3,045	5,434

Total expenses before offsets	443,489	536,822

Expense reimbursements	(25,681)	(65,392)

Expense reductions	(292)	—

Net expenses	417,516	471,430

Net investment income (loss)	171,345	(121,943)

Net Realized and Unrealized Gain:

Net realized gain on investments	18,254,676	8,420,491

Net realized gain on foreign currency transactions	—	8,707

Net change in unrealized appreciation/depreciation on investments	1,028,324	5,808,162

Net change in unrealized appreciation/depreciation on foreign currency translations	—	(1,187)

Net realized and unrealized gain	19,283,000	14,236,173

Net increase in net assets resulting from operations	$19,454,345	$14,114,230

[1]	Includes non-recurring dividends of $55,650.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets For the six months ended November 30, 2020 (unaudited) and the fiscal year ended May 31, 2020

	AMG GW&K Mid Cap Fund		AMG GW&K International Small Cap Fund

	November 30, 2020	May 31, 2020	November 30, 2020	May 31, 2020

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income (loss)	$171,345	$448,645	$(121,943)	$(138,417)

Net realized gain (loss) on investments	18,254,676	5,611,473	8,429,198	(14,660,321)

Net change in unrealized appreciation/depreciation on investments	1,028,324	(2,239,552)	5,806,975	(376,902)

Net increase (decrease) in net assets resulting from operations	19,454,345	3,820,566	14,114,230	(15,175,640)

Distributions to Shareholders:

Class N	(15,391,405)	(2,351,780)	—	(2,657)

Class I	(3,025,938)	(503,260)	—	(9,651)

Class Z	(3,886,775)	(700,907)	—	(2,646)

Total distributions to shareholders	(22,304,118)	(3,555,947)	—	(14,954)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	12,738,138	(18,962,738)	(42,160,918)	(64,679,838)

Total increase (decrease) in net assets	9,888,365	(18,698,119)	(28,046,688)	(79,870,432)

Net Assets:

Beginning of period	81,162,142	99,860,261	95,394,677	175,265,109

End of period	$91,050,507	$81,162,142	$67,347,989	$95,394,677

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG GW&K Mid Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

Class N	For the six months ended November 30, 2020 (unaudited)	For the fiscal years ended May 31,
		2020	2019	2018	2017[1]	2016

Net Asset Value, Beginning of Period	$24.18	$24.20	$30.86	$29.66	$26.87	$32.15

Income (loss) from Investment Operations:

Net investment income (loss)[2,3]	0.04	0.10	0.03	0.01	(0.09)	0.19 [4]

Net realized and unrealized gain (loss) on investments	5.46	0.87	(1.78)	4.75	4.58	(2.32)

Total income (loss) from investment operations	5.50	0.97	(1.75)	4.76	4.49	(2.13)

Less Distributions to Shareholders from:

Net investment income	(0.10)	(0.10)	(0.03)	—	(0.16)	—

Net realized gain on investments	(7.12)	(0.89)	(4.88)	(3.56)	(1.54)	(3.15)

Total distributions to shareholders	(7.22)	(0.99)	(4.91)	(3.56)	(1.70)	(3.15)

Net Asset Value, End of Period	$22.46	$24.18	$24.20	$30.86	$29.66	$26.87

Total Return[3,5]	25.25%[6]	3.65%	(4.06)%	16.25%	17.23%	(6.64)%

Ratio of net expenses to average net assets	1.07%[7,8]	1.07%	1.07%	1.08%	1.10%	1.11%

Ratio of gross expenses to average net assets[9]	1.13%[7]	1.12%	1.10%	1.09%	1.14%	1.21%

Ratio of net investment income (loss) to average net assets[3]	0.31%[7]	0.39%	0.11%	0.02%	(0.31)%	0.67%

Portfolio turnover	115%[6]	57%	46%	72%	141%	149%

Net assets end of period (000’s) omitted	$61,209	$54,339	$64,333	$86,096	$84,873	$89,179

AMG GW&K Mid Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

Class I	For the six months ended November 30, 2020 (unaudited)	For the fiscal years ended May 31,
		2020	2019	2018	2017[1]	2016

Net Asset Value, Beginning of Period	$25.22	$25.19	$31.93	$30.52	$27.65	$33.07

Income (loss) from Investment Operations:

Net investment income (loss)[2,3]	0.07	0.15	0.09	0.07	(0.03)	0.25 [4]

Net realized and unrealized gain (loss) on investments	5.72	0.92	(1.85)	4.90	4.70	(2.39)

Total income (loss) from investment operations	5.79	1.07	(1.76)	4.97	4.67	(2.14)

Less Distributions to Shareholders from:

Net investment income	(0.14)	(0.15)	(0.10)	—	(0.21)	(0.03)

Net realized gain on investments	(7.12)	(0.89)	(4.88)	(3.56)	(1.59)	(3.25)

Total distributions to shareholders	(7.26)	(1.04)	(4.98)	(3.56)	(1.80)	(3.28)

Net Asset Value, End of Period	$23.75	$25.22	$25.19	$31.93	$30.52	$27.65

Total Return[3,5]	25.36%[6]	3.89%	(3.90)%	16.49%	17.44%	(6.50)%

Ratio of net expenses to average net assets	0.87%[7,8]	0.87%	0.87%	0.87%	0.90%	0.97%

Ratio of gross expenses to average net assets[9]	0.93%[7]	0.92%	0.90%	0.88%	0.95%	1.07%

Ratio of net investment income (loss) to average net assets[3]	0.51%[7]	0.59%	0.31%	0.22%	(0.11)%	0.86%

Portfolio turnover	115%[6]	57%	46%	72%	141%	149%

Net assets end of period (000’s) omitted	$12,755	$11,415	$14,738	$16,516	$15,245	$13,715

AMG GW&K Mid Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended November 30, 2020 (unaudited)	For the fiscal years ended May 31,
Class Z		2020	2019	2018	2017[1]	2016

Net Asset Value, Beginning of Period	$26.73	$26.65	$33.45	$31.78	$28.79	$34.45

Income (loss) from Investment Operations:

Net investment income[2,3]	0.09	0.20	0.14	0.12	0.02	0.33 [4]

Net realized and unrealized gain (loss) on investments	6.10	0.97	(1.91)	5.11	4.92	(2.49)

Total income (loss) from investment operations	6.19	1.17	(1.77)	5.23	4.94	(2.16)

Less Distributions to Shareholders from:

Net investment income	(0.17)	(0.20)	(0.15)	—	(0.29)	(0.11)

Net realized gain on investments	(7.12)	(0.89)	(4.88)	(3.56)	(1.66)	(3.39)

Total distributions to shareholders	(7.29)	(1.09)	(5.03)	(3.56)	(1.95)	(3.50)

Net Asset Value, End of Period	$25.63	$26.73	$26.65	$33.45	$31.78	$28.79

Total Return[3,5]	25.46%[6]	4.03%	(3.73)%	16.66%	17.71%	(6.28)%

Ratio of net expenses to average net assets	0.72%[7,8]	0.72%	0.72%	0.72%	0.72%	0.72%

Ratio of gross expenses to average net assets[9]	0.78%[7]	0.77%	0.75%	0.73%	0.76%	0.82%

Ratio of net investment income to average net assets[3]	0.66%[7]	0.74%	0.46%	0.37%	0.07%	1.07%

Portfolio turnover	115%[6]	57%	46%	72%	141%	149%

Net assets end of period (000’s) omitted	$17,086	$15,408	$20,790	$25,851	$24,997	$26,636

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class I and Class Z, respectively.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.01, $0.07, and $0.13 for Class N, Class I, and Class Z, respectively.
[5]	The total return is calculated using the published Net Asset Value as of period end.
[6]	Not annualized.
[7]	Annualized.
[8]	Includes reduction from broker recapture amounting to less than 0.01%.
[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

AMG GW&K International Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

Class N	For the six months ended November 30, 2020 (unaudited)	For the fiscal years ended May 31,
		2020	2019	2018	2017[1]	2016

Net Asset Value, Beginning of Period	$41.45	$47.84	$59.14	$45.76	$36.33	$35.29

Income (loss) from Investment Operations:

Net investment loss[2,3]	(0.09)[4]	(0.11)	(0.30)	(0.25)[5]	(0.36)[6]	(0.33)[7]

Net realized and unrealized gain (loss) on investments	5.91	(6.27)	(6.47)	13.63	9.79	1.37

Total income (loss) from investment operations	5.82	(6.38)	(6.77)	13.38	9.43	1.04

Less Distributions to Shareholders from:

Net realized gain on investments	—	(0.01)	(4.53)	—	—	—

Net Asset Value, End of Period	$47.27	$41.45	$47.84	$59.14	$45.76	$36.33

Total Return[3]	14.04%[8,9]	(13.35)%[9]	(10.92)%[9]	29.24%[9]	25.92%	2.95%

Ratio of net expenses to average net assets	1.14%[10]	1.13%	1.11%	1.08%	1.62%	1.65%

Ratio of gross expenses to average net assets[11]	1.27%[10]	1.22%	1.17%	1.20%	1.79%	1.97%

Ratio of net investment loss to average net assets[3]	(0.42)%[10]	(0.24)%	(0.54)%	(0.47)%	(0.83)%	(0.96)%

Portfolio turnover	177%[8]	96%	96%	89%	90%	150%

Net assets end of period (000’s) omitted	$9,908	$11,651	$32,440	$23,759	$13,446	$3,099

AMG GW&K International Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

Class I	For the six months ended November 30, 2020 (unaudited)	For the fiscal years ended May 31,
		2020	2019	2018	2017[1]	2016

Net Asset Value, Beginning of Period	$45.40	$52.32	$64.10	$49.54	$39.25	$38.04

Income (loss) from Investment Operations:

Net investment loss[2,3]	(0.07)[4]	(0.05)	(0.25)	(0.21)[5]	(0.29)[6]	(0.27)[7]

Net realized and unrealized gain (loss) on investments	6.48	(6.86)	(7.00)	14.77	10.58	1.48

Total income (loss) from investment operations	6.41	(6.91)	(7.25)	14.56	10.29	1.21

Less Distributions to Shareholders from:

Net realized gain on investments	—	(0.01)	(4.53)	—	—	—

Net Asset Value, End of Period	$51.81	$45.40	$52.32	$64.10	$49.54	$39.25

Total Return[3,9]	14.10%[8]	(13.22)%	(10.82)%	29.39%	26.22%	3.18%

Ratio of net expenses to average net assets	0.99%[10]	0.99%	0.99%	0.98%	1.42%	1.42%

Ratio of gross expenses to average net assets[11]	1.12%[10]	1.08%	1.05%	1.10%	1.60%	1.74%

Ratio of net investment loss to average net assets[3]	(0.27)%[10]	(0.10)%	(0.42)%	(0.37)%	(0.64)%	(0.71)%

Portfolio turnover	177%[8]	96%	96%	89%	90%	150%

Net assets end of period (000’s) omitted	$31,602	$60,267	$116,101	$85,329	$56,850	$36,064

AMG GW&K International Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

Class Z	For the six months ended November 30, 2020 (unaudited)	For the fiscal years ended May 31,
		2020	2019	2018[12]
Net Asset Value, Beginning of Period	$45.54	$52.43	$64.16	$49.54
Income (loss) from Investment Operations:
Net investment income (loss)[2,3]	(0.04)[4]	0.00 [13]	(0.19)	(0.17)[5]
Net realized and unrealized gain (loss) on investments	6.49	(6.88)	(7.01)	14.79
Total income (loss) from investment operations	6.45	(6.88)	(7.20)	14.62
Less Distributions to Shareholders from:
Net realized gain on investments	—	(0.01)	(4.53)	—
Net Asset Value, End of Period	$51.99	$45.54	$52.43	$64.16
Total Return[3,9]	14.17%[8]	(13.13)%	(10.73)%	29.51%
Ratio of net expenses to average net assets	0.89%[10]	0.89%	0.89%	0.89%
Ratio of gross expenses to average net assets[11]	1.02%[10]	0.98%	0.95%	1.01%
Ratio of net investment income (loss) to average net assets[3]	(0.17)%[10]	0.00%[14]	(0.32)%	(0.28)%
Portfolio turnover	177%[8]	96%	96%	89%
Net assets end of period (000’s) omitted	$25,838	$23,477	$26,724	$23,412

[1]	Effective October 1, 2016, the Service Class and Institutional Class were renamed Class S and Class I, respectively. Effective February 27, 2017, Class S was renamed Class N.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[4]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.12), $(0.09), and $(0.07) for Class N, Class I and Class Z shares, respectively.
[5]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.26), $(0.23), and $(0.19) for Class N, Class I and Class Z shares, respectively.
[6]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.38) and $(0.31) for Class N and Class I shares, respectively.
[7]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.36) and $(0.29) for Class N and Class I shares, respectively.
[8]	Not annualized.
[9]	The total return is calculated using the published Net Asset Value as of period end.
[10]	Annualized.
[11]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[12]	Commencement of operations was on May 31, 2017.
[13]	Less than $0.005 per share.
[14]	Less than 0.005%.

Notes to Financial Statements (unaudited) November 30, 2020

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds III (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG GW&K Mid Cap Fund (“Mid Cap”) (formerly AMG Managers Cadence Mid Cap Fund) and AMG GW&K International Small Cap Fund (“International Small Cap”) (formerly AMG Managers Cadence Emerging Companies Fund), each a “Fund” and collectively, the “Funds”.

Each Fund offers different classes of shares. Both Funds offer Class N, Class I and Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the Funds and thus Fund performance. The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers. The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Funds, including a comparison with the prior quarter end and the percentage of the Funds that the security represents at each quarter end. With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Notes to Financial Statements (unaudited)

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, swaps, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from issuers, distributions received from a real estate investment trust (REIT) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

Mid Cap had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Funds’ overall expense ratio. For the six months ended November 30, 2020, the impact on the expenses and expense ratios were as follows: Mid Cap - $292 or less than 0.01%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to net operating losses and distributions in excess of accumulated realized gain. Temporary differences are due to the deferral of qualified late year losses, mark-to-market of passive foreign investment companies, capital loss carryforwards, and wash sales.

At November 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Appreciation
Mid Cap	$82,436,856	$8,484,865	$(994,533)	$7,490,332
International
Small Cap	66,612,911	3,326,975	(2,649,696)	677,279

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of May 31, 2020, the following Fund had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

	Capital Loss Carryover Amounts
Fund	Short-Term	Long-Term	Total
International Small Cap	$21,611,982	—	$21,611,982

Notes to Financial Statements (continued)

As of May 31, 2020, Mid Cap had no capital loss carryovers for federal income tax purposes. Should the Fund incur net capital losses for the fiscal year ended	May 31, 2021, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as either short-term and/or long-term.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended November 30, 2020 (unaudited) and the fiscal year ended May 31, 2020, the capital stock transactions by class for the Funds were as follows:

	Mid Cap				International Small Cap
	November 30, 2020		May 31, 2020		November 30, 2020		May 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:

Proceeds from sale of shares	39,147	$893,805	30,189	$736,603	9,198	$403,619	50,678	$2,306,665

Reinvestment of distributions	703,080	14,581,890	82,771	2,203,359	—	—	53	2,641

Cost of shares repurchased	(264,067)	(6,258,747)	(524,472)	(13,018,101)	(80,663)	(3,589,812)	(447,707)	(20,630,120)

Net increase (decrease)	478,160	$9,216,948	(411,512)	$(10,078,139)	(71,465)	$(3,186,193)	(396,976)	$(18,320,814)

Class I:

Proceeds from sale of shares	16,344	$428,652	54,271	$1,362,989	117,923	$5,781,140	619,043	$30,599,237

Reinvestment of distributions	137,373	3,012,600	18,061	501,024	—	—	175	9,588

Cost of shares repurchased	(69,296)	(1,815,167)	(204,664)	(5,164,595)	(835,491)	(41,534,586)	(1,510,742)	(76,187,885)

Net increase (decrease)	84,421	$1,626,085	(132,332)	$(3,300,582)	(717,568)	$(35,753,446)	(891,524)	$(45,579,060)

Class Z:

Proceeds from sale of shares	43,642	$1,062,197	27,885	$762,393	443,882	$20,217,012	133,204	$5,834,202

Reinvestment of distributions	129,982	3,075,372	19,240	565,276	—	—	48	2,646

Cost of shares repurchased	(83,392)	(2,242,464)	(250,836)	(6,911,686)	(462,471)	(23,438,291)	(127,437)	(6,616,812)

Net increase (decrease)	90,232	$1,895,105	(203,711)	$(5,584,017)	(18,589)	$(3,221,279)	5,815	$(779,964)

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At November 30, 2020, the market value of Repurchase Agreements outstanding for International Small Cap was $137,665.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Notes to Financial Statements (continued)

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the Funds (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by GW&K Investment Management, LLC, (“GW&K”), who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in GW&K. On October 8, 2020, the Board approved the appointment of GW&K as subadviser to International Small Cap to replace Cadence Capital Management LLC (“Cadence”), subject to the approval of shareholders of International Small Cap. Shareholders approved a new subadvisory agreement between the investment manager and GW&K with respect to the International Small Cap on December 22, 2020. In conjunction with the subadviser change, International Small Cap seeks to achieve its investment objective by investing primarily in a portfolio of equity securities issued by foreign, small market capitalization companies. Additionally, on October 8, 2020, the Board approved the appointment of GW&K as subadviser to Mid Cap to replace Cadence, and the merger of Mid Cap and AMG GW&K Small/Mid Cap Fund, subject in each case to the approval of shareholders of Mid Cap. GW&K is serving as subadviser to Mid Cap pursuant to an interim subadvisory agreement, pending shareholder approval of the merger or a new subadvisory agreement. More information about the merger and the new subadvisory agreement is contained in proxy materials sent to Mid Cap shareholders.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended November 30, 2020, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Mid Cap	0.45%
International Small Cap	0.69%

The Investment Manager has contractually agreed, through at least October 1, 2021 for Mid Cap and through at least October 1, 2022 for International Small Cap, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of Mid Cap and International Small Cap to 0.72% and 0.89%, respectively, of each Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Funds in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of a Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund.

At November 30, 2020, the Funds’ expiration of reimbursements subject to recoupment is as follows:

Expiration Period	Mid Cap	International Small Cap

Less than 1 year	$16,086	$105,944

1-2 years	52,537	142,903

2-3 years	49,416	124,849

Total	$118,039	$373,696

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

Mid Cap has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, the Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of the Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorized payments to the Distributor up to 0.25% annually of the Fund’s average daily net assets attributable to the Class N shares.

For each of the Class N and Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up

Notes to Financial Statements (continued)

to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended

November 30, 2020, were as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred

Mid Cap

Class N	0.15%	0.10%

Class I	0.15%	0.15%

International Small Cap

Class N	0.25%	0.25%

Class I	0.10%	0.10%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and miscellaneous expense, respectively. At November 30, 2020, the Funds had no interfund loans outstanding.

The following Fund utilized the interfund loan program during the six months ended November 30, 2020:

Fund	Average Borrowed	Number of Days	Interest Paid	Average Interest Rate

International Small Cap	$4,432,612	11	$1,297	0.971%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended November 30, 2020, were as follows:

	Long Term Securities
Fund	Purchases	Sales

Mid Cap	$96,254,841	$105,953,952

International Small Cap	161,267,943	201,104,760

The Funds had no purchases or sales of U.S. Government Obligations during the six months ended November 30, 2020.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM that cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at November 30, 2020, were as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

Mid Cap	$6,144,526	—	$6,436,825	$6,436,825

International Small Cap	1,559,323	$137,665	1,527,011	1,664,676

The following table summarizes the securities received as collateral for securities lending at November 30, 2020:

Fund	Collateral Type	Coupon Range	Maturity Date Range

Mid Cap	U.S. Treasury Obligations	0.000%-8.125%	12/03/20-08/15/50

International Small Cap	U.S. Treasury Obligations	0.125%-6.500%	02/15/21-11/15/48

Notes to Financial Statements (continued)

5. FOREIGN SECURITIES

International Small Cap invests in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. The Fund’s investments in emerging market countries are exposed to additional risks. The Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Realized gains in certain countries may be subject to foreign taxes at the Fund level and the Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

6. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

7. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of November 30, 2020:

		Gross Amount Not Offset in the Statement of Assets and Liabilities		Collateral Received	Net Amount
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance

International Small Cap

Morgan, Stanley & Co. LLC	$137,665	—	$137,665	$137,665	—

8. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

Annual Renewal of Investment Management and Subadvisory Agreements

AMG Managers Cadence Emerging Companies Fund and AMG Managers Cadence Mid Cap Fund: Approval of Investment Management Agreement and Subadvisory Agreements on June 25, 2020

At a meeting held via telephone and video conference on June 25, 2020,1 the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of AMG Funds III (the “Trust”) (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for each of AMG Managers Cadence Emerging Companies Fund and AMG Managers Cadence Mid Cap Fund (each, a “Fund,” and collectively, the “Funds”) and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreement”) and (ii) the Subadvisory Agreement, as amended at any time prior to the date of the meeting, with the Subadviser for each Fund (collectively, the “Subadvisory Agreements”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and the Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadviser, including the nature, extent and quality of services, comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a “Peer Group”), performance information for the relevant benchmark index for each Fund (each, a “Fund Benchmark”), other relevant matters, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the

Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadviser; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to a Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement and annual consideration of each Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain contractual expense limitations for the Funds. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for each Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under its Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE

The Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the gross performance of the Fund as

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

compared to the Subadviser’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board was mindful of the Investment Manager’s expertise, resources and attention to monitoring the Subadviser’s performance, investment style and risk-adjusted performance with respect to the Funds and its discussions with the Subadviser’s management regarding the factors that contributed to the performance of the Funds.

ADVISORY FEES; PROFITABILITY; AND ECONOMIES OF SCALE

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing each Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadviser and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees also noted payments made or to be made from the Subadviser to the Investment Manager, and other payments made or to be made from the Investment Manager to the Subadviser. The Trustees concluded that, in light of the high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by each Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain contractual expense limitations for the Funds.

In addition, in considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current asset levels of each Fund and the willingness of the Investment Manager to waive fees and pay expenses for the Funds from time to time as a means of limiting total expenses. The Trustees also considered management’s discussion of the current asset levels of the Funds, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds. The Board took into account management’s discussion of the advisory fee structure, and the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadviser. In this regard, the Trustees noted that, unlike a mutual fund that is managed by a single investment adviser, the Funds operate in a manager-of-managers structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fees for any Fund at this time. With respect to economies of scale, the Trustees also noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

SUBADVISORY FEES; PROFITABILITY; AND ECONOMIES OF SCALE

In considering the reasonableness of the subadvisory fee payable by the Investment Manager to the Subadviser, the Trustees relied on the ability of the Investment Manager to negotiate the terms of each Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Investment Manager is not affiliated with the Subadviser. In addition, the Trustees considered other potential benefits of the subadvisory relationship to the Subadviser, including, among others, the indirect benefits that the Subadviser may receive from its relationship with the Funds, including any so-called “fallout benefits” to the Subadviser, such as reputational value derived from the Subadviser serving as Subadviser to the Funds, which bear the Subadviser’s name. In addition, the

Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. As a consequence of all of the foregoing, the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with a Fund were not material factors in the Trustees’ deliberations. For similar reasons, the Trustees did not consider potential economies of scale in the management of a Fund by the Subadviser to be a material factor in their deliberations at this time.

In addition to the foregoing, the Trustees considered the specific factors and related conclusions set forth below with respect to each Fund, the Investment Manager and the Subadviser.

AMG Managers Cadence Emerging Companies Fund

FUND PERFORMANCE

Among other information relating to the Fund’s performance (including the predecessor fund’s performance for periods prior to its acquisition by the Trust on September 27, 2010), the Trustees noted that the Fund’s performance for Class I shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2020 was below, below, below, and above, respectively, the median performance of the Peer Group and below, below, above, and above, respectively, the performance of the Fund Benchmark, the Russell Microcap Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including the fact that the Fund’s longer-term 5- and 10-year returns are ahead of the Fund Benchmark and that the Fund’s 10-year returns are in the top third of its Peer Group. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

ADVISORY AND SUBADVISORY FEES AND FUND EXPENSES

The Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares of the Fund as of March 31, 2020 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through October 1, 2020, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.89%. The Trustees also took into account management’s

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

discussion of the Fund’s expenses, including the Fund’s competitiveness with comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser, the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

AMG Managers Cadence Mid Cap Fund

FUND PERFORMANCE

Among other information relating to the Fund’s performance (including the predecessor fund’s performance for periods prior to its acquisition by the Trust on September 27, 2010), the Trustees noted that the Fund’s performance for Class Z shares (which share class has the earliest inception date of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2020 was below the median performance of the Peer Group and below the performance of the Fund Benchmark, the Russell Midcap Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance relative to the Fund Benchmark and Peer Group. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

ADVISORY AND SUBADVISORY FEES AND FUND EXPENSES

The Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2020 were lower and higher, respectively, than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through October 1, 2020, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.72%. The Trustees also took into account management’s discussion of the Fund’s expenses. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser, the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

*   *   *   *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and each Subadvisory Agreement: (a) the Investment Manager and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and each Subadvisory Agreement and (b) the Investment Manager and the Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 25, 2020, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management and the Subadvisory Agreements for each Fund.

[1]The Trustees determined that the conditions surrounding COVID-19 constituted unforeseen or emergency circumstances and that reliance on the Securities and Exchange Commission’s (“SEC”) exemptive order, which provides relief from the in-person voting requirements of the Investment Company Act of 1940, as amended (the “1940 Act”), in certain circumstances (the “In-Person Relief”), was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19. The Trustees unanimously wished to rely on the In-Person Relief with respect to the approval of those matters on the agenda for the June 25, 2020 meeting that would otherwise require in-person votes under the 1940 Act. The Trustees, including a majority of the Trustees who are not “interested persons” of AMG Funds III, undertook to ratify the actions taken pursuant to the In-Person Relief at the Board’s next in-person meeting, consistent with the requirements of the In-Person Relief. See Investment Company Release No. 33897 (June 19, 2020). This exemptive order supersedes, in part, a similar, earlier exemptive order issued by the SEC (Investment Company Release No. 33824 (March 25, 2020)).

Approval of Subadvisory Agreements

AMG Managers Cadence Emerging Companies Fund: Approval of Subadvisory Agreements on October 8, 2020

At a telephonic meeting held on October 8, 2020,[1] the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of AMG Funds III (the “Trust”) (the “Independent Trustees”), unanimously voted to approve the interim subadvisory agreement between AMG Funds LLC (the “Investment Manager”) and GW&K Investment Management, LLC (“GW&K”) with respect to AMG Managers Cadence Emerging Companies Fund (the “Fund”) (the “Interim Subadvisory Agreement”), the new subadvisory agreement between the Investment Manager and GW&K with respect to the Fund (the “New Subadvisory Agreement” and together with the Interim Subadvisory Agreement, the “Agreements”), and the presentation of the New Subadvisory Agreement for shareholder approval at a special meeting to be held for such purpose. The Independent Trustees were separately represented by independent legal counsel in their consideration of the Agreements.

In considering the Agreements, the Trustees considered the information relating to the Fund and GW&K provided to them in connection with the meeting on October 8, 2020, and other meetings of the Board throughout the last twelve months, as well as in prior years. In considering the Agreements, the Trustees also considered information relating to the nine other funds that GW&K sub-advises in the AMG Funds Family of Funds, which, as of October 8, 2020, consisted of 49 funds (the “AMG Funds Complex”). Prior to voting, the Independent Trustees: (a) reviewed the foregoing information; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Agreements; and (c) met with their independent legal counsel in a private session at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services to be provided by GW&K, the Trustees reviewed information relating to GW&K’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (the “Investment Strategy”) that are intended to be used by GW&K in managing the Fund. Among other things, at this meeting and/or prior meetings, the Trustees reviewed information on portfolio management and other professional staff, information regarding GW&K’s organizational and management structure, GW&K’s compliance policies and procedures, and GW&K’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at GW&K that are expected to have portfolio management responsibility for the Fund. The Trustees noted that one proposed portfolio manager joined GW&K in 2008 and two proposed portfolio managers joined GW&K in 2014. The Trustees further noted that one of the proposed portfolio managers serves as co-portfolio manager on other funds subadvised by GW&K in the AMG Funds Complex. In the course of their deliberations, the Trustees evaluated, among other things: (a) the expected services to be rendered by GW&K to the Fund; (b) the qualifications and experience of GW&K’s personnel; and (c) GW&K’s compliance program. The Trustees also considered GW&K’s risk management processes. The Trustees also took into account the financial condition of GW&K with respect to its ability to provide the services required under the Agreements and noted that, as of June 30, 2020, GW&K managed approximately $44 billion in assets.

PERFORMANCE

Because GW&K was proposing to manage the Fund with a new international small cap investment strategy, the Trustees noted that they could not draw any conclusions regarding the performance of the Fund. The Trustees, however, considered the performance of GW&K with respect to its International Small Cap Composite, and noted that the performance of the International Small Cap Composite generally compared favorably to the performance of an applicable benchmark index over various time periods. The Trustees further considered the performance of the other funds in the AMG Funds Complex sub-advised by GW&K.

SUBADVISORY FEES, PROFITABILITY AND ECONOMIES OF SCALE

The Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by GW&K. In considering the anticipated profitability of GW&K with respect to the provision of subadvisory services to the Fund, the Trustees considered information regarding GW&K’s organization, management and financial stability. The Trustees noted that, because GW&K is an affiliate of the Investment Manager, a portion of GW&K’s revenues or anticipated profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fee rate to be paid to GW&K under the Interim Subadvisory

Agreement was the same as the rate paid to Cadence Capital Management LLC (“Cadence”) under the Former Subadvisory Agreement. The Trustees further noted that, although the subadvisory fee rate to be paid to GW&K under the New Subadvisory Agreement was higher than the rate paid to Cadence under the Former Subadvisory Agreement, the management fee paid by the Fund would not change and shareholders would not experience an increase in expenses as a result of the appointment of GW&K as subadviser.

The Board took into account management’s discussion of the proposed subadvisory fee structure, and the services GW&K is expected to provide in performing its functions under the Agreements. The Trustees also were provided, in advance of their June 25, 2020 meeting, with the profitability of GW&K with respect to the other funds it sub-advises in the AMG Funds Complex. Based on the foregoing, the Trustees concluded that the profitability to GW&K is expected to be reasonable and that GW&K is not expected to realize material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In addition, the Trustees considered other potential benefits of the subadvisory relationship to GW&K, including, among others, the potential broadening of GW&K’s international small cap investment capabilities, as well as the indirect benefits that GW&K may receive from GW&K’s relationship with the Fund, including any so-called “fallout benefits” to GW&K, such as reputational value derived from GW&K serving as subadviser to the Fund, which bears GW&K’s name. Taking into account all of the foregoing, the Trustees concluded that, in light of the nature, extent and quality of the services to be provided by GW&K, and the other considerations noted above with respect to GW&K, the Fund’s subadvisory fees are reasonable.

*   *   *   *

After consideration of the foregoing, the Trustees reached the following conclusions (in addition to the conclusions discussed above) regarding each Agreement: (a) GW&K has demonstrated that it possesses the capability and resources to perform the duties required of it under each Agreement; (b) GW&K’s Investment Strategy is appropriate for pursuing the Fund’s investment objectives; (c)

Approval of Subadvisory Agreements (continued)

GW&K is reasonably likely to execute its investment strategy consistently over time; and (d) GW&K maintains appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of each Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on October 8, 2020, the Trustees, and separately a majority of the Independent Trustees, unanimously voted to approve each Agreement.

AMG Managers Cadence Mid Cap Fund: Approval of Subadvisory Agreements on October 8, 2020

At a telephonic meeting held on October 8, 2020,1 the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of AMG Funds III (the “Trust”) (the “Independent Trustees”), unanimously voted to approve the interim subadvisory agreement between AMG Funds LLC (the “Investment Manager”) and GW&K Investment Management, LLC (“GW&K”) with respect to AMG Managers Cadence Mid Cap Fund (the “Fund”) (the “Interim Subadvisory Agreement”), the new subadvisory agreement between the Investment Manager and GW&K with respect to the Fund (the “New Subadvisory Agreement” and together with the Interim Subadvisory Agreement, the “Agreements”), and the presentation of the New Subadvisory Agreement for shareholder approval at a special meeting to be held for such purpose. The Independent Trustees were separately represented by independent legal counsel in their consideration of the Agreements.

In considering the Agreements, the Trustees considered the information relating to the Fund and GW&K provided to them in connection with the meeting on October 8, 2020 and other meetings of the Board throughout the last twelve months and in prior years. In considering the Agreements, the Trustees also considered information relating to the nine other funds that GW&K sub-advises in the AMG Funds Family of Funds, which, as of October 8, 2020, consisted of 49 funds (the “AMG Funds Complex”). Prior to voting, the Independent Trustees: (a) reviewed the foregoing information; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Agreements; and (c) met with their independent legal counsel in a private session at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services to be provided by GW&K, the Trustees reviewed information relating to GW&K’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (the “Investment Strategy”) that are intended to be used by GW&K in managing the Fund. Among other things, at this meeting and/or prior meetings, the Trustees reviewed information on portfolio management and other professional staff, information regarding GW&K’s organizational and management structure, GW&K’s compliance policies and procedures, and GW&K’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at GW&K that are expected to have portfolio management responsibility for the Fund. The Trustees noted that one proposed portfolio manager joined GW&K in 2004 and the other proposed portfolio manager joined GW&K in 2008. The Trustees further noted that each portfolio manager serves as a portfolio manager on two other funds subadvised by GW&K in the AMG Funds Complex. In the course of their deliberations, the Trustees evaluated, among other things: (a) the expected services to be rendered by GW&K to the Fund; (b) the qualifications and experience of GW&K’s personnel; and (c) GW&K’s compliance program. The Trustees also considered GW&K’s risk management processes. The Trustees also took into account the financial condition of GW&K with respect to its ability to provide the services required under the Agreements and noted that, as of June 30, 2020, GW&K managed approximately $44 billion in assets.

PERFORMANCE

The Trustees considered information relating to the Fund’s and GW&K’s performance. Among other information relating to GW&K’s performance, the Trustees considered the performance of AMG GW&K Small/Mid Cap Fund, which GW&K is currently managing in a manner that is substantively similar to the manner in which GW&K proposed to manage the Fund. The Trustees noted that, for the one-year, three-year and five-year periods ended June 30, 2020, AMG GW&K Small/Mid Cap Fund’s performance was above, above and below, respectively, the performance of the AMG GW&K Small/Mid Cap Fund’s benchmark, the Russell 2500™ Index. The Trustees concluded that this performance record supported the approval of the Agreements.

SUBADVISORY FEES, PROFITABILITY AND ECONOMIES OF SCALE

The Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by GW&K. In considering the anticipated profitability of GW&K with respect to the provision of subadvisory services to the Fund, the Trustees considered information regarding GW&K’s organization, management and financial stability. The Trustees noted that, because GW&K is an affiliate of the Investment Manager, a portion of GW&K’s revenues or anticipated profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fee rate to be paid to GW&K under each Agreement was the same as the rate paid to Cadence Capital Management LLC under the Former Subadvisory Agreement.

The Board took into account management’s discussion of the proposed subadvisory fee structure, and the services GW&K is expected to provide in performing its functions under the Agreements. The Trustees also were provided, in advance of their June 25, 2020 meeting, with the profitability of GW&K with respect to the other funds it sub-advises in the AMG Funds Complex. Based on the foregoing, the Trustees concluded that the profitability to GW&K is expected to be reasonable and that GW&K is not expected to realize material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In addition, the Trustees considered other potential benefits of the subadvisory relationship to GW&K, including, among others, the indirect benefits that GW&K may receive from GW&K’s relationship with the Fund, including any so-called “fallout benefits” to GW&K, such as reputational value derived from GW&K serving as subadviser to the Fund, which bears GW&K’s name. Taking into account all of the foregoing, the Trustees concluded that, in light of the nature, extent and quality of the services to be provided by GW&K, and the other considerations noted above with respect to GW&K, the Fund’s subadvisory fees are reasonable.

*   *   *   *

After consideration of the foregoing, the Trustees reached the following conclusions (in addition to the conclusions discussed above) regarding each Agreement: (a) GW&K has demonstrated that it possesses the capability and resources to perform the duties required of it under each Agreement; (b)

Approval of Subadvisory Agreements (continued)

GW&K’s Investment Strategy is appropriate for pursuing the Fund’s investment objectives; (c) GW&K is reasonably likely to execute its investment strategy consistently over time; and (d) GW&K maintains appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of each Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on October 8, 2020, the Trustees, and separately a majority of the Independent Trustees, unanimously voted to approve each Agreement.

[1] The Trustees determined that the conditions surrounding the COVID-19 virus constituted unforeseen or emergency circumstances and that reliance on the Securities and Exchange Commission’s (“SEC”) exemptive order, which provides relief from the in-person voting requirements of the Investment Company Act of 1940, as amended (the “1940 Act”) in certain circumstances (the “In-Person Relief”), was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19. The Trustees unanimously wished to rely on the In-Person Relief with respect to the approval of those matters on the agenda for the October 8, 2020 meeting that would otherwise require in-person votes under the 1940 Act. See Investment Company Release No. 33897 (June 19, 2020). This exemptive order supersedes, in part, a similar, earlier exemptive order issued by the SEC (Investment Company Release No. 33824 (March 25, 2020)).

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INVESTMENT MANAGER AND
ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.548.4539

SUBADVISER

GW&K Investment Management, LLC

222 Berkeley St.

Boston, MA 02116

CUSTODIAN

The Bank of New York Mellon

111 Sanders Creek Parkway

East Syracuse, NY 13057

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

4400 Computer Drive

Westborough, MA 01581

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds’ website at amgfunds.com. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semiannual report or annual report, please visit amgfunds.com.

amgfunds.com

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG GW&K Global Allocation

GW&K Investment Management, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity

AMG FQ Long-Short Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap

AMG GW&K Mid Cap

AMG GW&K Emerging Markets Equity

AMG GW&K EmergingWealth Equity

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund - Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K High Income

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management LLC

AMG Managers Emerging Opportunities

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

FIXED INCOME FUNDS

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Company, L.P.

amgfunds.com	113020 SAR065

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 13.	EXHIBITS

(a) (1)	Not applicable.

(a) (2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940—Filed herewith.

(a) (3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940—Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS III

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	February 2, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	February 2, 2021

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date:	February 2, 2021